Mining Interest, Plant and Equipment (Tables)	12 Months Ended
Apr. 30, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Mining Interest, Plant and Equipment
	Mining Interest	Plant and Equipment Mining	Plant and Equipment Altiplano	Corporate Office Equipment	Total
Cost

Balance, April 30, 2018	$64,358	$23,176	$6,654	$692	$94,880
Additions	1,338	1,055	92	25	2,510
Impairment write-down	-	-	(5,576)	(2)	(5,578)
Effect of foreign exchange	2,734	1,238	876	-	4,848

Balance, April 30, 2019	68,430	25,469	2,046	715	96,660
Additions	1,613	251	-	10	1,874
Sale of Altiplano	-	-	(2,137)	-	(2,137)
Effect of foreign exchange	2,733	883	91	-	3,707

Balance, April 30, 2020	$72,776	$26,603	$-	$725	$100,104

Depreciation

Balance, April 30, 2018	$40,312	$11,919	$650	$523	$53,404
Depreciation for the year	1,923	1,768	118	90	3,899
Impairment write-down	-	-	(774)	-	(774)
Effect of foreign exchange	1,701	806	6	-	2,513

Balance, April 30, 2019	43,936	14,493	-	613	59,042
Depreciation for the year	1,374	1,851	-	78	3,303
Impairment write-down	-	-	-	-	-
Effect of foreign exchange	1,814	643	-	-	2,457
Balance, April 30, 2020	$47,124	$16,987	$-	$691	$64,802

Carrying amounts
Balance, April 30, 2019	$24,494	$10,976	$2,046	$102	$37,618

Balance, April 30, 2020	$25,652	$9,616	$-	$34	$35,302